Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Subtotal	$ 115,305	$ 104,884
Goodwill	311,274	308,034
Total Intangible Assets	426,579	412,918	$ 413,766
Routes [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Subtotal	36,503	38,707
Trade-marks [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Subtotal	3,938	3,938
Software & Webpages [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Subtotal	70,927	61,804
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Subtotal	$ 3,937	$ 435